Longterm Incentive Plans	12 Months Ended
Jan. 31, 2022
Long-term Incentive Plans

15. Long-term Incentive Plans

Effective October 1, 2019, the Company adopted a long-term incentive plan. Under this plan, the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis. RSUs, PSUs and deferred share units are settled in common shares. The exercise price of the share purchase options will be determined by the Company and will be no less than market price on grant date.

Effective June 29, 2018, the Company’s subsidiary, MedMelior, adopted a stock option plan. Under this plan, MedMelior may grant options to its directors, officers, employees and consultants up to an amount as determined by MedMelior The exercise price of the stock options will be determined by MedMelior.

(a) Restricted Stock Units

The following table summarizes the continuity of the Company’s RSUs:

Number of RSUs

Outstanding, January 31, 2019	–
Granted	275,000

Outstanding, January 31, 2020	275,000
Granted	30,000
Common shares issued on vesting (Notes 12(i) and 18)	(271,667)
Forfeited (Note 18)	(8,333)

Outstanding, January 31, 2021	25,000
Common shares issued on vesting (Note 12(a))	(15,000)

Outstanding, January 31, 2022	10,000

The fair value of share-based payment expense was determined using market value of the share price on grant date. RSUs are settled by delivery of a notice of settlement by the RSU holder or, if no notice of settlement is delivered, on the last vesting date. At January 31, 2022, no outstanding RSUs were vested (January 31, 2021 – nil). During the year ended January 31, 2022, the Company recognized $23,668 of share-based payments related to its RSUs (2021 - $219,360; 2020 - $171,011) within consulting fees and wages, salaries and employment expenses in its consolidated statements of comprehensive loss.

(b) Performance Stock Units

The following table summarizes the continuity of the Company’s PSUs:

Number of PSUs

Outstanding, January 31, 2019	–
Granted	75,000

Outstanding, January 31, 2020	75,000
Common shares issued on vesting (Notes 12(i) and 18)	(25,000)
Expired (Note 18)	(25,000)

Outstanding, January 31, 2022 and 2021	25,000

PSUs vested on March 31, 2021 and are settled by delivery of a notice of settlement by the PSU holder. At January 31, 2022, no outstanding PSUs were vested (January 31, 2021 – nil). During the year ended January 31, 2022, the Company recognized share-based compensation related to its PSUs of $nil (2021 – reversal of $6,359 due to non-market performance condition not being met; 2020 – expense of $61,013) within consulting fees in its consolidated statements of comprehensive loss.

(c) Share Purchase Options

The following table summarizes the continuity of the Company’s share purchase options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2019	1,369,183	4.60	3.26
Granted	807,500	3.19	4.38
Forfeited/cancelled	(704,183)	(5.01)	–

Outstanding, January 31, 2020	1,472,500	3.82	3.08
Granted (Note 18)	1,430,000	1.03	3.01
Granted pursuant to acquisition (Note 6(b))	856,880	3.05	0.35
Forfeited (Note 18)	(836,668)	(2.68)	–

Outstanding, January 31, 2021	2,922,712	2.56	2.19
Granted (Note 18)	1,270,000	0.48	2.41
Forfeited (Note 18)	(1,782,712)	(3.51)	–

Outstanding, January 31, 2022	2,410,000	0.76	1.98

Additional information regarding share purchase options as of January 31, 2022, is as follows:

Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date

10,000	5,000	0.27	December 31, 2022
40,000	20,000	1.80	January 4, 2023
10,000	10,000	2.50	January 20, 2023
700,000	416,667	0.63	April 28, 2023
20,000	20,000	0.275	September 27, 2023
20,000	20,000	0.29	November 28, 2023
840,000	840,000	0.77	December 8, 2023
520,000	520,000	0.295	October 13, 2024
180,000	122,500	1.80	May 5, 2025
50,000	25,000	2.40	May 10, 2025
20,000	10,000	1.80	May 21, 2025
2,410,000	2,009,167

The fair value of share-based payment expense was estimated using the Black-Scholes option pricing model and the following assumptions:

•	Dates of grant: November 4, 2019 to November 29, 2021
•	Risk free interest rate: 0.20% to 1.46%
•	Volatility: 80% to 188%
•	Market price of common shares on grant date: $0.11 to $1.79
•	Expected dividends: Nil%
•	Expected life: One (1) to five (5) years
•	Exercise price: $0.15 to $3.22

Fair values of the options at each measurement date ranged between $0.11 to $1.64. For the year ended January 31, 2022, share-based payments related to share purchase options totaling $695,473 and have been recorded in the Company’s consolidated statements of comprehensive loss (2021 - $613,631; 2020 - $1,365,631). $195,305 of share-based payment expense have yet to be recognized and will be recognized in future periods.

(d) Share Purchase Options of MedMelior

The following table summarizes the continuity of MedMelior’s share purchase options:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2021 and August 31, 2020 (date of acquisition (Note 6(b))	–	–	–
Granted (Note 18)	1,100,000	0.10	3.00

Outstanding, January 31, 2022	1,100,000	0.10	2.91

Additional information regarding share purchase options of MedMelior as of January 31, 2022, is as follows:

Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date

1,100,000	275,000	0.10	December 28, 2024

The fair value of share-based payment expense was estimated using the Black-Scholes option pricing model and the following assumptions:

•	Date of grant: December 29, 2021
•	Risk free interest rate: 1.181%
•	Volatility: 90%
•	Market price of common shares on grant date: $0.83
•	Expected dividends: Nil%
•	Expected life: Three (3) years
•	Exercise price: $0.10

Fair value of the options at the measurement date was $0.75. For the year ended January 31, 2022, share-based payments related to share purchase options totaling $273,411 and have been recorded in the Company’s consolidated statements of comprehensive loss (2021 - $nil; 2020 - $nil). $548,439 of share-based payment expense has yet to be recognized and will be recognized in future periods.